Fair Value Measurement (Schedule Of Assets Or Liabilities Measured On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 16,252	$ 16,902	$ 15,935	$ 0
Net unrealized (gains) losses, included in other income (loss)	(2,137)	(867)	(1,820)	346
Purchases, sales, issuances and settlements, net	0	0	0	15,689
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value at end of period	14,115	16,035	14,115	16,035
Changes in realized (gains) losses included in income on instruments held at end of period	0	0	0	0
Changes in unrealized (gains) losses included in income on instruments held at end of period	(2,137)	(867)	(1,820)	346
Series C Preferred Embedded Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	7,416	8,009	7,205	0
Net unrealized (gains) losses, included in other income (loss)	(828)	(308)	(617)	626
Purchases, sales, issuances and settlements, net	0	0	0	7,075
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value at end of period	6,588	7,701	6,588	7,701
Changes in realized (gains) losses included in income on instruments held at end of period	0	0	0	0
Changes in unrealized (gains) losses included in income on instruments held at end of period	(828)	(308)	(617)	626
Warrant Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	8,836	8,893	8,730	0
Net unrealized (gains) losses, included in other income (loss)	(1,309)	(559)	(1,203)	(280)
Purchases, sales, issuances and settlements, net	0	0	0	8,614
Gross transfers in	0	0	0	0
Gross transfers out	0	0	0	0
Fair value at end of period	7,527	8,334	7,527	8,334
Changes in realized (gains) losses included in income on instruments held at end of period	0	0	0	0
Changes in unrealized (gains) losses included in income on instruments held at end of period	$ (1,309)	$ (559)	$ (1,203)	$ (280)